Summary of Significant Accounting Policies - Product Warranty Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Movement in Standard Product Warranty Accrual [Roll Forward]
Beginning balance	$ 20,958	$ 17,828	$ 18,157
Accruals for warranties issued	36,894	21,210	22,147
Changes in liability for pre-existing warranties	928	5,964	(4,555)
Settlements made	(30,690)	(24,044)	(17,921)
Ending balance	$ 28,090	$ 20,958	$ 17,828